Shareholder Loans, at Amortized Cost - Schedule of Shareholder Loans, at Amortized Cost (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Shareholder Loans, at Amortized Cost [Abstract]
Onshore Shareholder Loans	[1]			¥ 186,555
Other Shareholder Loans	[2]	9,495	66,404	62,088
Shareholder loans, at amortized cost		$ 9,495	¥ 66,404	¥ 248,643

[1]	(i) Onshore Shareholder Loans
[2]	(ii) Other Shareholder Loans